N-2	Apr. 29, 2026
Cover [Abstract]
Entity Central Index Key	0001736510
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Variant Alternative Income Fund
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
1.	Effective immediately, the following disclosure is added to the “Investment-Related Risks; General Investment-Related Risks” section beginning on page 17 of the Prospectus.

Potential Conflicts of Interest with Other Businesses of the Investment Manager. The Investment Manager is an investment adviser that provides investment management services to its client base, and as such, also acts, as a part of its additional loan transaction business, to effect transactions in notes between the Fund and third parties. The Investment Manager may sell a portion of an investment opportunity held by the Fund to a third party only to the extent the Fund has received its full allocation of such disposition pursuant to the Investment Manager's investment allocation policy and there is excess capacity. The Investment Manager may, to the extent permitted by applicable law, including the limitations set forth in Section 17(e) of the Investment Company Act, receive fees as a result of other participants in these investment opportunities in certain loans but may not receive such fees with respect to the Fund's investment. The Investment Manager's receipt of such fees may enhance its profitability, and the Fund may not be entitled to compensation as a result of such enhanced profitability. Such additional business and interests will likely give rise to potential conflicts of interest between the Investment Manager and Fund and may restrict the way the Fund operates. For example, the Investment Manager may have an incentive to sell a portion of an investment opportunity in a loan for financial or other reasons that are not directly advantageous to the Fund (or advantageous in a lesser of different manner). See "CONFLICTS OF INTEREST."

Investment-Related Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Effective immediately, the following disclosure is added to the “Investment-Related Risks; General Investment-Related Risks” section beginning on page 17 of the Prospectus.

Potential Conflicts of Interest with Other Businesses of the Investment Manager. The Investment Manager is an investment adviser that provides investment management services to its client base, and as such, also acts, as a part of its additional loan transaction business, to effect transactions in notes between the Fund and third parties. The Investment Manager may sell a portion of an investment opportunity held by the Fund to a third party only to the extent the Fund has received its full allocation of such disposition pursuant to the Investment Manager's investment allocation policy and there is excess capacity. The Investment Manager may, to the extent permitted by applicable law, including the limitations set forth in Section 17(e) of the Investment Company Act, receive fees as a result of other participants in these investment opportunities in certain loans but may not receive such fees with respect to the Fund's investment. The Investment Manager's receipt of such fees may enhance its profitability, and the Fund may not be entitled to compensation as a result of such enhanced profitability. Such additional business and interests will likely give rise to potential conflicts of interest between the Investment Manager and Fund and may restrict the way the Fund operates. For example, the Investment Manager may have an incentive to sell a portion of an investment opportunity in a loan for financial or other reasons that are not directly advantageous to the Fund (or advantageous in a lesser of different manner). See "CONFLICTS OF INTEREST."